Financial Expense (Tables)	6 Months Ended
Jun. 30, 2023
Financial Expense
Schedule of financial expense

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Fair value adjustment	320	1,631	416	1,949
Recoverable cash advances, Accretion of interest	248	232	495	463
Interest and bank charges	17	16	45	103
Interest on lease liabilities	30	25	60	47
Exchange differences	161	305	715	388
Other	(1)	(47)	1	—
Total Financial expense	775	2,162	1,732	2,950